Acquisitions, Divestitures and Exchanges, exchanges (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2015	Feb. 28, 2014
Exchanges
(Gain) loss on license sales and exchanges	$ (112,993,000)	$ (255,479,000)
Carrying value	1,453,574,000	1,423,779,000		1,453,574,000
Cash received from divestitures	187,645,000	811,120,000	50,182,000
Other current liabilities	181,803,000	212,374,000		181,803,000
U.S. Cellular
Exchanges
(Gain) loss on license sales and exchanges	(112,993,000)	(255,479,000)
U.S. Cellular | PCS and AWS license exchange
Exchanges
Asset exchange description	In September 2014, U.S. Cellular entered into an agreement with a third party to exchange certain PCS and AWS licenses for certain other PCS and AWS licenses and $28.0 million of cash. This license exchange will be accomplished in two closing transactions. The first closing occurred in December 2014 at which time U.S. Cellular received licenses with an estimated fair value, per a market approach, of $51.5 million, recorded a $21.7 million gain in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations and recorded an $18.3 million deferred credit in Other current liabilities. The second closing is expected to occur in 2015. The license that will be transferred has been classified as “Assets held for sale” in the Consolidated Balance Sheet as of December 31, 2014. At the time of the second closing, TDS will recognize the deferred credit from the first closing and expects to record a gain on the license exchange.
(Gain) loss on license sales and exchanges				(21,700,000)
Fair value	51,500,000			51,500,000
Asset exchange, valuation method	market approach valuation method
Other current liabilities	18,300,000			18,300,000
U.S. Cellular | PCS license exchange
Exchanges
Asset exchange description	In September 2014, U.S. Cellular entered into an agreement with a third party to exchange certain of its PCS unbuilt licenses for PCS licenses located in U.S. Cellular’s operating markets plus $117.0 million of cash. This transaction is subject to regulatory approvals and is expected to close in 2015. The book value of the licenses to be exchanged have been classified as “Assets held for sale” in the Consolidated Balance Sheet at December 31, 2014. TDS expects to record a gain when this transaction closes. In February 2014, U.S. Cellular completed an exchange whereby U.S. Cellular received one E block PCS spectrum license covering Milwaukee, WI in exchange for one D block PCS spectrum license covering Milwaukee, WI. The exchange of licenses provided U.S. Cellular with spectrum to meet anticipated future capacity and coverage requirements. No cash, customers, network assets, other assets or liabilities were included in the exchange. As a result of this transaction, TDS recognized a gain of $15.7 million, representing the difference between the $15.9 million fair value of the license surrendered, calculated using a market approach valuation method, and the $0.2 million carrying value of the license surrendered. This gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
U.S. Cellular | Expected event | PCS and AWS license exchange
Exchanges
Cash received from divestitures					28,000,000
U.S. Cellular | Expected event | PCS license exchange
Exchanges
Cash received from divestitures					117,000,000
U.S. Cellular | Spectrum exchange
Exchanges
(Gain) loss on license sales and exchanges						(15,700,000)
Fair value						15,900,000
Carrying value						$ 200,000
Asset exchange, valuation method	market approach valuation method